Non-trading securities - Additional Information (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Security	Mar. 31, 2012 Security
Insurance subsidiary [Member]
Non-trading debt securities [Line Items]
Non-trading securities disposed	¥ 525,965	¥ 317,806
Non-trading securities realized gain	12,050	6,331
Non-trading securities realized loss	1,134	1,282
Total proceeds received from disposals	536,881	322,855
Total number of non-trading securities that are in an unrealized loss positions	80	70
Other-than-temporary impairment loss recognized	4,900	1,078
Other-than-temporary impairment loss recognized within other comprehensive income (loss)	¥ 7